Value-added tax receivable (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2026 MXN ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2025 MXN ($)	Apr. 30, 2025 USD ($)
Trade and other non-current receivables [Abstract]
Net refund of value added taxes	$ 15,300	$ 793	$ 53,688	$ 2,693